Note Derivative instruments and hedging activities (Cash flow hedges and non-hedging derivatives outstanding) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 399,572	$ 493,931
Derivative Asset Fair Value Net
Deivatives assets	13,603	16,719
Derivative Liability Fair Value Net
Derivatives liabilities	12,320	14,431
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	89,590	98,850
Derivative Asset Fair Value Net
Deivatives assets	12	76
Derivative Liability Fair Value Net
Derivatives liabilities	734	132
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	309,982	395,081
Derivative Asset Fair Value Net
Deivatives assets	13,591	16,643
Derivative Liability Fair Value Net
Derivatives liabilities	11,586	14,299
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	89,590	98,850
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	12	76
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	734	132
Forward contracts | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	0	70,850
Forward contracts | Non designated as hedging instrument | Trading account debt securities
Derivative Asset Fair Value Net
Deivatives assets	0	180
Forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	0	19
Interest rate swap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	0	2,252
Interest rate swap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	0	10
Interest rate swap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	0	10
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	177,826	185,596
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	125	97
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	119	87
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	69,254	70,306
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	13,466	16,356
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	62,902	66,077
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivatives liabilities	$ 11,467	$ 14,183